Financial risk management - Summary of offsetting financial liabilities (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Offsetting financial liabilities [Line Items]
Financial liabilities	₩ 531,073,641	₩ 492,183,937
Financial assets pledged as collateral for liabilities	717,841	1,087,349
Equity and Derivative Linked Securities
Offsetting financial liabilities [Line Items]
Financial liabilities	8,023,870	8,455,724
Other Party
Offsetting financial liabilities [Line Items]
Financial liabilities	₩ 445,128	₩ 693,017